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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CORUS BANKSHARES, INC.
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Address:    3959 N. LINCOLN AVE.
            ------------------------------------------
            CHICAGO, IL 60613
            ------------------------------------------

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 Form 13F File Number: 28-10052
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael E. Dulberg
          -------------------------------------------------
Title:    First Vice President and Chief Accounting Officer
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Phone:    773-832-3473
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Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg              Chicago, IL                 October 21, 2003
-----------------------  ------------------------------------   ---------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       29
                                              -----------------------

Form 13F Information Table Value Total:      $164,519
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:              None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
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NAMES OF                           TITLE OF                  VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
 ISSUER                             CLASS         CUSIP     [x$1000]  PRN AMT  PRN  CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
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AMCORE FINL INC                 COMMON SHARES   023912108    3,585    142,500  SH             SOLE               142,500
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AMSOUTH BANCORPORATION          COMMON SHARES   032165102    9,889    466,015  SH             SOLE               466,015
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ASSOCIATED BANC CORP            COMMON SHARES   045487105    3,061     80,786  SH             SOLE                80,786
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BB&T CORP                       COMMON SHARES   054937107    1,212     33,737  SH             SOLE                33,737
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BANK OF AMERICA CORPORATION     COMMON SHARES   060505104    7,794     99,873  SH             SOLE                99,873
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BANK NEW YORK INC               COMMON SHARES   064057102    2,911    100,000  SH             SOLE               100,000
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BANK ONE CORP                   COMMON SHARES   06423A103    5,322    137,700  SH             SOLE               137,700
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BANKNORTH GROUP INC NEW         COMMON SHARES   06646R107    2,540     90,000  SH             SOLE                90,000
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CHARTER ONE FINL INC            COMMON SHARES   160903100   10,359    338,536  SH             SOLE               338,536
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CITIGROUP INC                   COMMON SHARES   172967101   10,240    225,000  SH             SOLE               225,000
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COMERICA INC                    COMMON SHARES   200340107   15,811    339,300  SH             SOLE               339,300
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COMMERCE BANCSHARES INC         COMMON SHARES   200525103    1,187     27,135  SH             SOLE                27,135
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COMPASS BANCSHARES INC          COMMON SHARES   20449H109    3,774    108,750  SH             SOLE               108,750
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1ST SOURCE CORP                 COMMON SHARES   336901103      363     18,992  SH             SOLE                18,992
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FLEETBOSTON FINL CORP           COMMON SHARES   339030108   12,782    423,960  SH             SOLE               423,960
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HIBERNIA CORP                   COMMON SHARES   428656102    3,124    154,200  SH             SOLE               154,200
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JP MORGAN CHASE & CO            COMMON SHARES   46625H100   10,955    319,100  SH             SOLE               319,100
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MAF BANCORP INC                 COMMON SHARES   55261R108   10,755    281,550  SH             SOLE               281,550
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MELLON FINL CORP                COMMON SHARES   58551A108    3,014    100,000  SH             SOLE               100,000
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MERCANTILE BANKSHARES CORP      COMMON SHARES   587405101    2,340     58,500  SH             SOLE                58,500
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MERRILL LYNCH & CO INC          COMMON SHARES   590188108    7,066    132,000  SH             SOLE               132,000
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MORGAN STANLEY DEAN WITTER&CO   COMMON SHARES   617446448    4,138     82,000  SH             SOLE                82,000
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NATIONAL CITY CORP              COMMON SHARES   635405103    2,195     74,520  SH             SOLE                74,520
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PROVIDENT BANCSHARES CORP       COMMON SHARES   743859100    1,240     43,757  SH             SOLE                43,757
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SOUTHTRUST CORP                 COMMON SHARES   844730101    5,752    195,900  SH             SOLE               195,900
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SUNTRUST BKS INC                COMMON SHARES   867914103    2,898     48,000  SH             SOLE                48,000
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U S BANCORP DEL                 COMMON SHARES   902973304    6,450    268,870  SH             SOLE               268,870
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UNION PLANTERS CORP             COMMON SHARES   908068109    4,542    143,554  SH             SOLE               143,554
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WACHOVIA CORP 2ND NEW           COMMON SHARES   929903102    9,220    223,840  SH             SOLE               223,840
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